Loans and Borrowings - Bank Loan and Equipment Finance Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 426,233	$ 418,057	$ 59,250
Bank Loan (MCSA)
Disclosure of detailed information about borrowings [line items]
Term of borrowing	35 months
Bank Loan (MCSA) | Brazilian Interbank Deposit Rate (CDI)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	0.50%